CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents		$ 211,177	$ 210,930
Short-term deposits		468,298	363,648
Marketable securities	[1]	176,487	190,068
Trade accounts receivable		170,552	142,228
Inventories		249,038	234,512
Other current assets		43,253	54,817
Total current assets		1,318,805	1,196,203
LONG-TERM INVESTMENTS		26,544	39,597
PROPERTY AND EQUIPMENT, NET		878,991	876,683
GOODWILL AND OTHER INTANGIBLE ASSETS, NET		16,217	18,820
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		83,866	99,938
TOTAL ASSETS		2,324,423	2,231,241
CURRENT LIABILITIES
Current maturities of long-term debt		79,535	83,868
Trade accounts payable		127,762	78,712
Deferred revenue and customers' advances		38,632	39,992
Employee related liabilities		61,831	57,747
Other current liabilities		38,415	16,009
Total current liabilities		346,175	276,328
LONG-TERM DEBT		200,726	230,972
LONG-TERM CUSTOMERS' ADVANCES		60,600	69,968
EMPLOYEE RELATED LIABILITIES		13,962	14,622
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		14,410	23,962
TOTAL LIABILITIES		635,873	615,852
THE COMPANY'S SHAREHOLDERS' EQUITY		1,705,271	1,622,007
Non-controlling interest		(16,721)	(6,618)
TOTAL SHAREHOLDERS' EQUITY		1,688,550	1,615,389
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,324,423	$ 2,231,241

[1]	(*) Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $184,257 and $189,543 as of June 30, 2022 and December 31, 2021, respectively, is presented net of an immaterial allowance for credit losses.